Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 791,160	$ 37,774
Accounts receivable, net	40,165	213,422
Prepaid expense	214,698
Other current assets	232,000	219,000
Total current assets	1,278,023	470,196
Property and equipment, net	76,165	64,792
Intangibles	346,804
Total assets	1,700,992	534,988
Current liabilities:
Accounts payable	1,025,621	219,852
Deferred revenue	27,500	73,648
Convertible notes payable, net	3,671,433	19,493
Shares to be issued	629,116	87,029
Derivative liability	1,082,106	304,490
Due to related parties	112,062
Total current liabilities	6,547,838	704,512
Convertible notes payable, net - related party	1,401,032
Notes payable - related party		2,162,562
Total liabilities	7,948,870	2,867,074
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, par value $0.001, authorized 50,000,000 shares; 1 share issued and outstanding at September 30, 2021 and December 31, 2020
Common stock, par value $0.001, authorized 500,000,000 shares; 96,122,532 and 92,682,632 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	96,123	92,682
Additional paid-in capital	14,825,299	152,953
Accumulated deficit	(21,169,300)	(2,577,721)
Accumulated other comprehensive income
Total stockholders’ equity (deficit)	(6,247,878)	(2,332,086)
Total liabilities and stockholders’ equity (deficit)	$ 1,700,992	$ 534,988